Land Use Rights, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Land Use Rights, Net [Abstract]
Land use rights	$ 137,154	$ 143,194
Less: accumulated depreciation and amortization	7,082	4,087
Land use rights, net	130,072	139,107
Land use rights, amortization expenses	3,246	$ 2,256	$ 1,714
Land use rights, future amortization expense per year in next five years	$ 3,125